Share-based payments - Equity share option 2017 (Equity settled) (Details) - Equity share option 2017 (Equity settled)	6 Months Ended	12 Months Ended
	Jun. 30, 2020 Options € / shares shares	Dec. 31, 2019
Share-based payments
Number of options granted | Options	805,308
Number of common shares per option granted | shares	1
Exercise price of share options | € / shares	€ 0.12
Lock-up period	180 days
Weighted average remaining contractual life of outstanding share options	9 years 6 months	10 years